Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	€ 935.3
Impairment	57.8
Property, plant and equipment, ending balance	1,080.9	€ 935.3
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,257.7	969.0
Additions	189.2	287.9
Disposals	10.2	5.0
Reclassifications	0.0	0.0
Currency differences	32.9	(5.8)
Additions from business combinations	152.6
Property, plant and equipment, ending balance	1,556.4	1,257.7
Cumulative depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(322.4)	(211.8)
Disposals	(8.3)	(4.1)
Reclassifications	0.5
Currency differences	(6.7)	1.7
Depreciation	74.1	54.9
Impairment	94.5	58.1
Property, plant and equipment, ending balance	(475.5)	(322.4)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	294.6
Property, plant and equipment, ending balance	411.0	294.6
Land and buildings | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	369.4	235.4
Additions	32.4	46.2
Disposals	0.1	0.3
Reclassifications	143.4	86.6
Currency differences	8.7	(1.5)
Additions from business combinations	50.0
Property, plant and equipment, ending balance	586.4	369.4
Land and buildings | Cumulative depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(74.8)	(36.2)
Disposals	0.0	(0.1)
Reclassifications	0.0
Currency differences	(2.4)	0.4
Depreciation	23.8	12.3
Impairment	79.2	26.0
Property, plant and equipment, ending balance	(175.4)	(74.8)
Equipment, tools and installations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	184.7
Property, plant and equipment, ending balance	198.5	184.7
Equipment, tools and installations | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	427.7	344.1
Additions	25.5	49.3
Disposals	9.5	4.7
Reclassifications	38.5	36.3
Currency differences	8.3	(2.7)
Additions from business combinations	17.6
Property, plant and equipment, ending balance	491.5	427.7
Equipment, tools and installations | Cumulative depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(243.0)	(175.6)
Disposals	(8.3)	(4.0)
Reclassifications	0.5
Currency differences	(3.7)	1.0
Depreciation	50.3	38.3
Impairment	12.2	32.1
Property, plant and equipment, ending balance	(293.0)	(243.0)
Construction in progress and advance payments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	456.0
Property, plant and equipment, ending balance	471.4	456.0
Construction in progress and advance payments | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	460.6	389.5
Additions	131.3	192.4
Disposals	0.6	0.0
Reclassifications	(181.9)	(122.9)
Currency differences	15.9	(1.6)
Additions from business combinations	85.0
Property, plant and equipment, ending balance	478.5	460.6
Construction in progress and advance payments | Cumulative depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(4.6)	0.0
Disposals	0.0	0.0
Reclassifications	0.0
Currency differences	(0.6)	0.3
Depreciation	0.0	4.3
Impairment	3.1	0.0
Property, plant and equipment, ending balance	€ (7.1)	€ (4.6)